ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) ¥ in Thousands, $ in Thousands					1 Months Ended					12 Months Ended
	Nov. 13, 2019 USD ($)	Nov. 13, 2019 CNY (¥)	Jul. 10, 2018 shares	Apr. 06, 2017 CNY (¥)	Jul. 31, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Nov. 30, 2017 CNY (¥)	Apr. 30, 2017 CNY (¥)	Nov. 30, 2016 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2019 CNY (¥)	Nov. 18, 2019 CNY (¥)	Jul. 22, 2019 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Jun. 29, 2018
Noncontrolling Interest [Line Items]
Capital Contributed													¥ 10,000
Capital injected amount											¥ 0	¥ 1,500,000	0
Stock Repurchased During Period, Shares | shares														967,408	614,033
Payments to Acquire Equity Method Investments										$ 0	0	15,000	97,799
Equity Method Investments										6,146		366,204				¥ 42,788
Common Unit Value Authorized																1,009,000
Allowance for Doubtful Accounts Receivable, Current										1,027		3,585				7,147
Mandatorily redeemable noncontrolling interest										$ 0		¥ 434,216				¥ 0
Guofu Huimei Investment Management Limited Partnership [Member]
Noncontrolling Interest [Line Items]
Equity Method Investments						¥ 746,000
ZR Group [Member]
Noncontrolling Interest [Line Items]
Percentage of Ownership in Equity Interest To Be Repurchased								75.00%
Consideration To Be Made on Acquisition of Equity Interest								¥ 521,396
ZR Group [Member] | ZR ConcordHealthcare Investment Fund SP ("SP") [Member]
Noncontrolling Interest [Line Items]
Consideration To Be Made on Acquisition of Equity Interest									¥ 521,396
Creditor's rights settled for acquisition of equity interest									166,299
Business Combination, Consideration Transferred									7,500
ZR Guofu [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest withdrawn	77.18%	77.18%
Consideration	$ 60,578	¥ 421,730
Period of equity interest repurchased								4 years
Creditor's rights settled for acquisition of equity interest							¥ 97,106
Consideration for repurchase of equity interest									¥ 521,396
Annual Premium Percentage to be Paid									15.00%
Partners' Capital Account, Contributions											746,001
Percentage Of Interest In Partnership										73.93%						73.93%
ZR Guofu [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Noncontrolling Interest [Line Items]
Partners' Capital Account, Contributions					¥ 746,000
Shanghai Rongchi Medical Management Limited [Member]
Noncontrolling Interest [Line Items]
Common Unit Value Authorized													¥ 695,305
The Group [Member]
Noncontrolling Interest [Line Items]
Partners' Capital Account, Contributions											262,999
Percentage Of Interest In Partnership										26.07%						26.07%
SH MZJH
Noncontrolling Interest [Line Items]
Capital Contributed																				¥ 34,540
Percentage of equity interest sold												56.77%							78.34%	78.34%
Business Combination, Consideration Transferred											27,000
SH MZJH | ZR ConcordHealthcare Investment Fund SP ("SP") [Member]
Noncontrolling Interest [Line Items]
Creditor's rights settled for acquisition of equity interest											¥ 82,100
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold						100.00%															21.69%
Business Acquisition, Percentage of Voting Interests Acquired													78.31%
Business Combination, Consideration Transferred													¥ 388,500
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Noncontrolling Interest [Line Items]
Business Combination, Consideration Transferred				¥ 388,500
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member] | Private Placement [Member]
Noncontrolling Interest [Line Items]
Sale of Stock, Percentage of Ownership after Transaction										85.34%	85.34%
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold						90.00%
Business Acquisition, Percentage of Voting Interests Acquired													54.80%
Business Combination, Consideration Transferred													¥ 182,100
Tianjin Jiatai Entity Management limited Partnership [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired													28.77%
Business Combination, Consideration Transferred													¥ 106,500
SH MZJH
Noncontrolling Interest [Line Items]
Capital Contributed																			$ 5,105	¥ 34,540
Percentage of equity interest sold												56.77%							78.34%	78.34%
CCM (Hong Kong) Medical Investments Limited ("CCM (HK)") [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired										100.00%						100.00%
Equity interest (as a percent)										100.00%						100.00%
Zhongjin Jiatai [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired										60.00%						60.00%
Equity interest (as a percent)										60.00%						60.00%
Shanghai Medstar Financial Leasing Company Limited ("Shanghai Medstar") [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired										100.00%						100.00%
Equity interest (as a percent)										100.00%						100.00%
Beijing Proton Medical Center Co Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired										58.00%						58.00%
Percentage of equity interest sold						80.00%
Business Acquisition, Percentage of Voting Interests Acquired													55.00%
Equity interest (as a percent)										58.00%						58.00%
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired													42.10%
Equity interest (as a percent)													42.10%
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				78.31%
Tianjin Jiatai Group [Member]
Noncontrolling Interest [Line Items]
Capital Contributed																		¥ 27,000
Percentage of equity interest sold																		90.00%
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount																	¥ 434,216
Tianjin Concord Medical Technology Limited ("Tianjin Concord Medical") [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired										100.00%						100.00%
Equity interest (as a percent)										100.00%						100.00%
Tianjin Jiatai Entity Management limited Partnership [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired										100.00%						100.00%
Equity interest (as a percent)										100.00%						100.00%
Guangzhou Concord Medical Cancer Hospital Co Ltd [Member] | ZR Guofu [Member]
Noncontrolling Interest [Line Items]
Percentage of Shares Acquire for Business									70.00%
PTC Houston Management [Member] | ZR Guofu [Member]
Noncontrolling Interest [Line Items]
Percentage of Shares Acquire for Business									59.51%
CCM Hospital Business [Member] | ZR Guofu [Member]
Noncontrolling Interest [Line Items]
Percentage of Shares Acquire for Business									100.00%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Noncontrolling Interest [Line Items]
Business Combination, Consideration Transferred											¥ 1,500,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			100,000,000
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Percentage Of Interest In Partnership						78.31%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Noncontrolling Interest [Line Items]
Business Combination, Consideration Transferred						¥ 182,100
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | CCIC Capital [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			60,000,000
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Other Investor [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			40,000,000
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Beijing Proton Medical Center Co Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired						55.00%
Equity interest (as a percent)						55.00%
Business Combination, Consideration Transferred						¥ 388,500
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Shanghai Meizhong Jiahe Cancer Center Co Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired						54.80%
Equity interest (as a percent)						54.80%